Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Nukkleus Inc.
Diluted net loss per ordinary share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)		$ (0.03)		$ 0.00
Weighted average shares outstanding, diluted	367,175,886	354,549,624	367,175,886	345,031,364		356,133,960		257,771,553
Brilliant Acquisition Corp [Member]
Diluted net loss per ordinary share	$ (0.04)	$ (0.08)			$ (0.21)		$ (0.10)
Weighted average shares outstanding, diluted	1,948,973	6,040,579			4,636,222		6,111,000